Net income/(expense) from financial instruments measured at fair value through profit and loss (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of net income from financial instruments measured at fair value through profit and loss

	2025	2024	2023
	$m	$m	$m
Net income/(expense) arising on:
Net trading activities	24,345	23,186	20,391
Other instruments managed on a fair value basis	(4,663)	(2,070)	(3,730)
Net income from financial instruments held for trading or managed on a fair value basis	19,682	21,116	16,661
Financial assets held to meet liabilities under insurance and investment contracts	11,612	6,210	8,086
Liabilities to customers under investment contracts	(437)	(309)	(199)
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	11,175	5,901	7,887

	2025	2024	2023
	$m	$m	$m
Net income/(expense) arising on:
Net trading activities	(1,709)	984	(546)
Other instruments managed on a fair value basis	1,891	1,915	1,609
Net income from financial instruments held for trading or managed on a fair value basis	182	2,899	1,063
Derivatives managed in conjunction with HSBC Holdings-issued debt securities	212	93	426
Other changes in fair value	(1,253)	(218)	(1,894)
Changes in fair value of designated debt and related derivatives	(1,041)	(125)	(1,468)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	2,835	2,086	3,692
Year ended 31 Dec	1,976	4,860	3,287